Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash Flows From Operating Activities:
Net (Loss)	$ (13,103,563)	$ (1,700,298)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9,557	10,505
Foreign exchange (gain) loss	(31)	(6,404)
Stock issued for services	918,000	50,000
Loss on debt conversion	10,709,843	1,416,313
Debt & interest release	(58,940)	(2,836)
Decrease in accounts receivable	787	430
(Increase) in inventory	(47,539)	(10,291)
(Increase) in prepaid expenses	(22,268)	(3,850)
(Decrease) in Accounts Payable & accrued expenses	(13,778)	(40,029)
Increase in interest payable	52,716	10,600
Net Cash Flows (used) in operations	(1,517,015)	(233,627)
Cash Flows From Investing Activities:
Purchase of equipment	0	(800)
Net Cash Flows (used) in Investing activities	0	(800)
Cash Flows From Financing Activities:
Proceeds from notes payable	3,318,500	676,643
Note payable to pay fees	61,500	7,000
Payments of notes payable	(451,661)
Net Cash Flows provided by financing activities	2,928,339	683,643
Cash and Cash Equivalents at Beginning of Period	989,888	40,501
Net increase in cash and cash equivalents	1,411,324	449,216
Foreign currency translation adjustment	(14,604)	(1,009)
Cash and Cash Equivalents at End of Period	2,386,608	488,708
Supplementary Disclosure Of Cash Flow Information:
Stock issued for note conversions including interest	11,981,072	1,831,816
Cash paid for interest	155,081	0
Cash paid for income taxes	$ 0	$ 0